CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

(a) Political, social and economic risks

The main operations of the Company are located in Hong Kong. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong, as well as by the general state of the economy in Hong Kong. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

(b) Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposure on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates and has not used any derivative financial instruments to manage the interest risk exposure during the years presented.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, unbilled receivables, amounts due from related parties and other current assets. As of December 31, 2025, approximately HK$21,339,065 (US$2,735,778) were deposited with financial institutions located in Hong Kong, respectively. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is HK$800,000 for each financial institution. The bank deposit amounts of the Company that were not covered by the insurance were approximately HK$19,739,065 (US$2,530,649) as of December 31, 2025. While the Company believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable, unbilled receivables, amounts due from related companies and other current assets. These assets are subject to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

(d) Concentration risk

There were three, two and two customers from whom revenues individually represent greater than 10% of the total revenues of the Company for the fiscal years ended December 31, 2023, 2024 and 2025, respectively. The total sales to these customers accounted for approximately 62.2%, 28.5% and 26.5% of total revenues for the fiscal years ended December 31, 2023, 2024 and 2025, respectively. There were three and five customers individually representing greater than 10% of the total gross accounts receivable of the Company as of December 31, 2024 and 2025 respectively. The total receivables from these customers accounted for approximately 56.3% and 80.8% of the Company’s accounts receivable as of December 31, 2024 and 2025 respectively.

The following customers accounted for 10% or more of revenue for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023		2024			2025
	HK$	%	HK$	%		HK$	%
Customer A	16,254,119	11.5	14,820,196	8.2	*	-	-
Customer C	-	-	29,888,779	16.4		13,753,584	5.5	*
Customer M	46,353,154	32.8	21,959,106	12.1		7,859,280	3.1	*
Customer S	25,300,000	17.9	12,825,000	7.1	*	16,170,100	6.4	*
Customer R	-	-	-	-		39,312,000	15.6
Customer Y	-	-	-	-		27,417,000	10.9

*	Represents less than 10%

The following customers accounted for 10% or more of the Company’s gross accounts receivable as of December 31, 2024 and 2025:

	As of December 31, 2024			As of December 31, 2025
	HK$	%		HK$	%
Company H	2,973,893	15.9		8,876,390	16.3
Customer T	-	-		9,787,854	18.0
Customer F	1,167,373	6.3	*	10,274,516	18.9
Customer W	-	-		9,285,744	17.1
Customer S	-	-		5,715,700	10.5
Customer C	4,512,144	24.2		-	-
Customer M	3,014,310	16.2		-	-

*	Represents less than 10%

There were three, three and two suppliers from whom purchases, or service costs individually represent greater than 10% of the total cost of revenue of the Company for the fiscal years ended December 31, 2023, 2024 and 2025, respectively. The total cost of revenue from these suppliers accounted for approximately 80.0%, 81.1% and 52.6% of the Company’s total cost of revenue for the fiscal years ended December 31, 2023, 2024 and 2025, respectively. There were four and three suppliers from whom payables individually represent greater than 10% of the total accounts payable of the Company as of December 31, 2024 and 2025 respectively. The total accounts payable from these suppliers accounted for approximately 86.2% and 88.1% of the Company’s accounts payable as of December 31, 2024 and 2025 respectively.

The following supplier accounted for 10% or more of cost of revenue for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	%
Supplier D	12,255,968	10.1	29,485,639	18.8	21,584,467	9.9	*
Supplier I	42,266,819	34.8	37,669,105	24.1	28,210,569	12.9
Supplier T	42,655,527	35.1	59,812,774	38.2	86,770,342	39.7

*	Represents less than 10%

The following suppliers accounted for 10% or more of the Company’s accounts payable as of December 31, 2024 and 2025:

	As of December 31, 2024		As of December 31, 2025
	HK$	%	HK$	%
Supplier D	1,143,274	25.1	3,277,601	25.8
Supplier I	1,156,751	25.4	2,414,921	19.0
Supplier C	-	-	5,500,000	43.3
Supplier T	700,000	15.4	700,000	5.5	*
Supplier A	923,051	20.3	-	-

*	Represents less than 10%